IFRS 7 - Disclosure - Market Risk - Summary of Market Risks by Type of Risks (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Market Risk [line items]
Total VaR (one-day measure)	$ 9.0	$ 7.2	$ 7.8
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.5	10.3	6.3
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.1	9.4	4.4
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.2	3.3	4.4
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.0	1.1	2.5
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.8	1.1	4.1
Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.9	3.5	2.5
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(21.5)	(21.5)	(16.4)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	9.4
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	15.0
High [Member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.5
High [Member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.8
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.8
High [Member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.5
High [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.1
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	5.3
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.7
Low [Member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.0
Low [Member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.4
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.4
Low [Member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4
Low [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.3
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.4	6.8	8.8	$ 7.3	$ 8.8
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.8	7.5	6.1	8.3	6.0
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.7	8.9	7.5	8.5	5.3
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.7	3.7	4.4	3.6	3.9
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.9	1.2	1.4	1.2	1.8
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.8	3.1	3.4	3.0	3.0
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.9	3.5	2.6	3.2	2.3
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (22.4)	$ (21.1)	$ (16.6)	$ (20.5)	$ (13.5)